Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares
Loans receivable, allowance	$ 9,770	$ 9,923	$ 9,131
Preferred stock, par value				$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized				2,500,000	2,500,000	2,500,000
Preferred stock, shares issued				23,000	23,000	20,000
Preferred stock, shares outstanding				23,000	23,000	20,000
Preferred stock, liquidation value				$ 1,000	$ 1,000	$ 1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,490,268	7,486,225	6,292,639
Common stock, shares outstanding	7,064,489	7,055,946	5,832,360
Treasury stock, shares	425,779	430,279	460,279